Financial instruments (Details 17) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Series M Bonds [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 0	$ 667	$ 1,242
Series M Bonds [Member] | Principal payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	0	40,726	0
Series O bonds [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 2,457	$ 2,301	$ 2,142